Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Payments to Acquire Property, Plant, and Equipment		$ 60,000	$ 60,000
Depreciation expense		100,000	100,000
Proceeds from Sale of Productive Assets		100,000	100,000
Property, Plant and Equipment, Disposals		100,000	100,000	6,230,000,000
Gain (Loss) on Disposition of Other Assets		2,962	2,962,000,000	6,230
[custom:WriteOffOfObsoleteFixedAssetsNet]				5,270
Beeline Financial Holdings Inc [Member]
Payments to Acquire Property, Plant, and Equipment	379,507	665,806	851,028	1,914,773
Depreciation expense	$ 113,532	$ 113,532	$ 151,376	$ 151,376